INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

For the years ended December 31	2017	2016
Tax on profit
Current tax
Charge for the year	$1,125	$911
Adjustment in respect of prior years	—	(2)
	$1,125	$909
Deferred tax
Origination and reversal of temporary differences in the current year	$112	$10
Adjustment in respect of prior years	(6)	(2)
	$106	$8
Income tax expense	$1,231	$917
Tax expense related to continuing operations
Current
Canada	$7	$7
International	1,118	902
	$1,125	$909
Deferred
Canada	($97)	($30)
International	203	38
	$106	$8
Income tax expense	$1,231	$917

Reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2017	2016
At 26.5% statutory rate	$728	$471
Increase (decrease) due to:
Allowances and special tax deductions[1]	(96)	(134)
Impact of foreign tax rates[2]	215	113
Expenses not tax deductible	24	54
Non-taxable gains on sales of long-lived assets	(241)	—
Impairment charges not recognized in deferred tax assets	66	—
Net currency translation losses on deferred tax balances	10	23
Tax impact of profits from equity accounted investments	(7)	(5)
Current year tax losses not recognized in deferred tax assets	21	35
United States tax reform	(203)	—
Non-recognition of US AMT credits	—	13
Adjustments in respect of prior years	(6)	(4)
Increase to income tax related contingent liabilities	172	70
Impact of tax rate changes	—	(13)
United States withholding taxes	252	—
Other withholding taxes	18	11
Mining taxes	266	267
Other items	12	16
Income tax expense	$1,231	$917

[1]	We are able to claim certain allowances and tax deductions unique to extractive industries that result in a lower effective tax rate.

[2]	We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate